CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at Dec. 31, 2009	$ 69,157	$ 2,386	$ 223,095	$ (169,098)	$ (15,679)	$ 109,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	(16,709)	0	(16,709)
Reclassification upon removal of par value on common stock	0	223,095	(223,095)	0	0	0
Dividends on Preferred	2,658	0	0	(3,734)	0	(1,076)
Retirement of Series A preferred stock	(69,364)	0	0	0	0	(69,364)
Retirement of common stock warrants	0	(3,579)	0	0	0	(3,579)
Issuance of Series B preferred stock	72,888	0	0	0	0	72,888
Issuance of common stock	0	23,963	0	0	0	23,963
Share based compensation	0	542	0	0	0	542
Accretion of preferred stock discount	361	0	0	(361)	0	0
Other comprehensive income	0	0	0	0	2,559	2,559
Balances at Dec. 31, 2010	75,700	246,407	0	(189,902)	(13,120)	119,085
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	(20,200)	0	(20,200)
Dividends on Preferred	3,939	0	0	(3,939)	0	0
Retirement of common stock warrants						0
Issuance of common stock	0	1,335	0	0	0	1,335
Share based compensation	0	1,208	0	0	0	1,208
Accretion of preferred stock discount	218	0	0	(218)	0	0
Other comprehensive income	0	0	0	0	1,199	1,199
Balances at Dec. 31, 2011	79,857	248,950	0	(214,259)	(11,921)	102,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	0	0	0	26,198	0	26,198
Dividends on Preferred	4,128	0	0	(4,128)	0	0
Retirement of common stock warrants						0
Issuance of common stock	0	1,418	0	0	0	1,418
Share based compensation	0	869	0	0	0	869
Accretion of preferred stock discount	219	0	0	(219)	0	0
Other comprehensive income	0	0	0	0	3,863	3,863
Balances at Dec. 31, 2012	$ 84,204	$ 251,237	$ 0	$ (192,408)	$ (8,058)	$ 134,975